SCHEDULE OF TRANSACTIONS WITH ITS RELATED PARTIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related party transactions	$ 420,767	$ 421,440	$ 841,534	$ 723,506	$ 1,622,804	$ 1,008,471
Chairman of the board, CFO and former CEO and President [Member]
Related party transactions					330,039	330,039
Director [Member]
Related party transactions	40,927	41,039	81,854	81,627	164,608	164,608
CEO President And Director [Member]
Related party transactions	122,781	123,118	245,562	244,883	493,824	493,824
VP of Operations [Member]
Related party transactions	175,000	175,000	350,000	233,333	583,333
Chief Executive Officer And Director Two [Member] | Consulting Fees [Member]
Related party transactions						20,000
Chief Executive Officer Two [Member] | Geological Consulting Fees [Member]
Related party transactions					$ 51,000
Chairman of the Board, CFO [Member]
Related party transactions	$ 82,059	$ 82,283	$ 164,118	$ 163,663